Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2010
Fair Value of Financial Instruments
29.	Fair Value of Financial Instruments

Fair value measurements and Disclosure (formerly SFAS No. 107, Disclosures About Fair Value of Financial Instruments (SFAS 107) (ASC 820-10)) requires the disclosure of the estimated fair value of financial instruments including those financial instruments for which the Group did not elect the fair value option. The fair values of such instruments have been derived, in part, by management’s assumptions, the estimated amount and timing of future cash flows and estimated discount rates. Different assumptions could significantly affect these estimated fair values. Accordingly, the net realizable values could be materially different from the estimates presented below. In addition, the estimates are only indicative of the value of individual financial instruments and should not be considered an indication of the fair value of the Group.

The following methods and assumptions are used by the Group in estimating fair value disclosures for its financial instruments:

Assets and liabilities for which fair value approximates carrying value:    The carrying values of certain financial assets and liabilities are reported at cost, including cash and cash equivalents, restricted cash, call loans, accrued interest and dividends receivable, customers’ liability on acceptances, accrued interest and dividend payable, security deposits, and acceptances outstanding. The carrying values of these financial assets and liabilities are considered to approximate their fair values due to their short-term nature and negligible losses due to credit risks.

Interest-bearing deposits in banks:    The carrying amounts of short-term interest-bearing deposits approximate their fair value because they are short-term in nature or carry variable interest rates.

Held-to-maturity securities:    The fair values for held-to-maturity securities are based on quoted market prices, or quoted market prices of comparable instruments if the quoted market prices are not available.

Nonmarketable equity investments:    Nonmarketable equity investments, which are recorded in other assets, consist primarily of private equity investments. The fair values of these investments are based on the latest obtainable net asset value of the investees and adjusted for other-than-temporary impairment losses.

Loans:    Loans and advances are net of allowance for loan losses. The fair values of loans are generally determined by discounting both principal and interest cash flows expected to be collected using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value. The Group estimates the cash flows expected to be collected using interest rate and prepayment risk models that incorporate management’s best estimate of current key assumptions, such as default rates, loss severity and prepayment speeds for the life of the loan.

Deposits:    The carrying amounts of variable-rate interest and non-interest-bearing deposits approximate their fair values at the balance sheet date. Fair values for fixed rate interest-bearing deposits are estimated using discounted cash flow analysis using market interest rates currently offered for deposits with similar maturities.

Short-term borrowings:    The carrying amounts of call money, securities sold under repurchase agreements and short-term borrowings approximate their fair values due to their short-term nature and negligible losses due to credit risks.

Long-term debt:    The fair values of long-term borrowings are estimated based on quoted market prices, where available. For those notes where quoted market prices are not obtainable, a discounted cash flow analysis is used based on the Group’s current incremental borrowing rates for similar types of borrowing arrangements.

Secured borrowings:    The fair values for securities sold under agreements to repurchase are estimated using discounted cash flow analysis that applies current market interests offered for arrangements with similar maturities as no quoted market price is available. The fair values for beneficial interests issued by the VIEs are based on market quotes where available, or discounted cash flow analysis using market interest rates.

The following disclosures represent financial instruments in which the ending balance is not carried at fair value in its entirety on the Group’s consolidated balance sheets at December 31:

	2009				2010
	Carrying Amount		Fair Value		Carrying Amount		Fair Value
	(in millions of Won)
Financial assets:
Financial assets for which carrying value approximates fair value	(Won)	17,225,681	(Won)	17,225,681	(Won)	17,257,557	(Won)	17,257,557
Interest-bearing deposits in banks		2,164,004		2,164,004		2,378,905		2,378,905
Held-to-maturity securities		12,793,618		12,840,594		12,587,018		12,994,228
Loans		165,593,546		167,393,995		176,589,401		179,145,181
Non-marketable equity investments included in other assets		2,045,547		3,437,571		2,763,431		3,847,867

Total Financial assets	(Won)	199,822,396	(Won)	203,061,845	(Won)	211,576,312	(Won)	215,623,738

Financial liabilities:
Financial liabilities for which carrying value approximates fair value	(Won)	5,853,609	(Won)	5,853,609	(Won)	7,199,880	(Won)	7,199,880
Deposits		143,698,489		144,364,290		152,892,183		153,630,439
Short-term borrowings		9,686,890		9,686,890		7,446,901		7,446,901
Secured borrowings		7,944,390		8,078,573		8,295,896		8,368,091
Long-term debt		43,727,523		42,319,203		44,546,409		45,587,964

Total Financial liabilities	(Won)	210,910,901	(Won)	210,302,565	(Won)	220,381,269	(Won)	222,233,275

The differences between the carrying amounts and the fair values of guarantees, commercial letters of credit, standby letters of credit, and other lending commitments are immaterial to the consolidated financial statements.